SCHEDULE OF ASSETS AND LIABILITIES ARE MEASURED AT FAIR VALUE (Details) - Stardust Power Inc [Member] - USD ($)		Mar. 31, 2024		Dec. 31, 2023
Platform Operator, Crypto Asset [Line Items]
Investment in equity securities		$ 163,898	[1]	$ 218,556	[2]
Total financial assets		163,898		218,556
SAFE notes	[3]	5,520,100		5,212,200	[4]
Total financial liabilities		5,520,100		5,212,200
Fair Value, Inputs, Level 1 [Member]
Platform Operator, Crypto Asset [Line Items]
Investment in equity securities		163,898	[1]	218,556	[2]
Total financial assets		163,898		218,556
SAFE notes	[3]				[4]
Total financial liabilities
Fair Value, Inputs, Level 2 [Member]
Platform Operator, Crypto Asset [Line Items]
Investment in equity securities			[1]		[2]
Total financial assets
SAFE notes	[3]				[4]
Total financial liabilities
Fair Value, Inputs, Level 3 [Member]
Platform Operator, Crypto Asset [Line Items]
Investment in equity securities			[1]		[2]
Total financial assets
SAFE notes	[3]	5,520,100		5,212,200	[4]
Total financial liabilities		$ 5,520,100		$ 5,212,200

[1]	These represent equity investments with a readily determinable fair value. The Company has measured its investments to fair value in accordance with ASC 321, Investments-Equity Securities, based on quoted prices in active markets.
[2]	These represent equity investments with a readily determinable fair value. The Company has measured its investments to fair value in accordance with ASC 321, Investments-Equity Securities, based on quoted prices in active markets.
[3]	The valuation of the Level 3 measurement considered the probabilities of the occurrence of the scenarios as discussed in Note 2 the audited consolidated financial statements and notes thereto for the period March 16, 2023 to December 31, 2023 included in the Company’s registration statement on Form S-4/A filed with the SEC on May 8, 2024.
[4]	The valuation of the Level 3 measurement considered the probabilities of the occurrence of the scenarios as discussed in Note 2.